Valuation and Qualifying Accounts Valuation allowances on deferred tax assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Total closing balance (continuing and discontinued)	$ 7.9	$ 5.1	$ 5.1	$ 125.2
Continuing operations [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening balance	6.9	5.1	7.9	6.1
Charged to costs and expenses	0.2	0.3		0.4
Deduction			(1.4)
Foreign currency translation	0.8	(0.3)	(1.4)	0.4
Closing balance	7.9	5.1	5.1	6.9
Discontinued operation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening balance	118.3			103.7
Charged to costs and expenses				7.9
Deduction	(11.7)
Distribution of South Deep	(108.60)
Foreign currency translation	2.0			6.7
Closing balance	$ 0			$ 118.3